Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]

The Company generates revenue from sales of solar products, LED lighting, installation services and leasing fees. During the last two fiscal years, the company had product sales as follows:

Sales Product and Services Description	September 30, 2021		September 30, 2020
Solar PV residential and commercial sales	$842,552	84%	$615,687	79%
Air conditioning sales and service	9,982	1%	77,018	10%
Energy efficient lighting & other income	145,486	15%	75,219	10%
Interest Income	208	-	209	1%
Total revenue	$998,228	100%	$768,133	100%

The Company generates revenue from sales of solar products, LED lighting, installation services and leasing fees. During the last two fiscal years, the company had product sales as follows:

Sales Product and Services Description	December 31, 2020		December 31, 2019
Solar PV residential and commercial sales	$938,633	81%	$2,352,794	96%
Air conditioning sales and service	28,800	2%
Energy efficient lighting & other income	193,333	16%	98,759	3%
Interest Income	340	1%	614	1%
Total revenue	$1,161,106	100%	$2,352,167	100%